Commitments and Contingencies - Schedule of Components of Lease Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Components of lease expense:
Operating lease cost	$ 199,611	$ 191,483
Lease impairment cost	0	303,327
Sublease income	(204,324)	(177,588)
Total lease (income) cost	$ (4,713)	$ 317,222